Note C - Inventories (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Excess of Replacement or Current Costs over Stated LIFO Value	$ 59,100,000	$ 57,900,000
Inventory, LIFO Reserve, Effect on Income, Net	(363,000)
Inventory Valuation Reserves	$ 5,000,000	$ 4,600,000